COMMITMENTS (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Lease Expiration Date	Dec. 31, 2022
Operating Leases, Rent Expense	$ 59,414	$ 70,586	$ 19,694